Risk Management - Summary of Carrying Value of Past Due but not Impaired and Impaired Financial Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	$ 3,694	$ 452
Financial assets past due but not impaired [Member] | Private placements [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	469	63
Financial assets past due but not impaired [Member] | Mortgages and loans to Bank clients [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	103	61
Financial assets past due but not impaired [Member] | Other financial assets [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	70	308
Impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	313	228
Impaired [Member] | Private placements [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	229	175
Impaired [Member] | Mortgages and loans to Bank clients [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	74	51
Impaired [Member] | Other financial assets [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	1
FVTPL [Member] | Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	2,130	20
FVTPL [Member] | Impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	9	2
AFS [Member] | Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	922
Less than 90 days [Member] | Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	3,437	405
Less than 90 days [Member] | Financial assets past due but not impaired [Member] | Private placements [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	317	63
Less than 90 days [Member] | Financial assets past due but not impaired [Member] | Mortgages and loans to Bank clients [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	103	61
Less than 90 days [Member] | Financial assets past due but not impaired [Member] | Other financial assets [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	36	261
Less than 90 days [Member] | FVTPL [Member] | Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	2,059	20
Less than 90 days [Member] | AFS [Member] | Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	922
90 days and greater [Member] | Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	257	47
90 days and greater [Member] | Financial assets past due but not impaired [Member] | Private placements [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	152
90 days and greater [Member] | Financial assets past due but not impaired [Member] | Other financial assets [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	34	$ 47
90 days and greater [Member] | FVTPL [Member] | Financial assets past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Carrying value or impaired value, financial assets	$ 71